Share-based payments - Outstanding Warrant Pools (Details)																		12 Months Ended			107 Months Ended
	Dec. 01, 2017 EUR (€) EquityInstruments D	Nov. 16, 2017 EUR (€) EquityInstruments D	Jul. 06, 2017 EUR (€) EquityInstruments D	May 09, 2017 EUR (€) EquityInstruments D	Feb. 20, 2017 EUR (€) EquityInstruments D shares	Feb. 02, 2017 EUR (€) EquityInstruments	Sep. 06, 2016 EUR (€) EquityInstruments D	Jun. 02, 2016 EUR (€) EquityInstruments D	May 04, 2016 EUR (€) EquityInstruments D	Dec. 07, 2015 EUR (€) EquityInstruments D shares	Dec. 16, 2013 EUR (€) EquityInstruments	Mar. 20, 2013 EUR (€) EquityInstruments	Jul. 06, 2012 EUR (€) EquityInstruments	Mar. 12, 2010 EUR (€) EquityInstruments	Jun. 19, 2009 EUR (€) EquityInstruments	Mar. 20, 2008 EUR (€) EquityInstruments	Feb. 26, 2007 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Feb. 20, 2017 EquityInstruments shares	Feb. 02, 2017 EUR (€)	Dec. 07, 2015 EUR (€)	Dec. 16, 2013 EUR (€)	Mar. 20, 2013 EUR (€)	Jul. 06, 2012 EUR (€)	Mar. 12, 2010 EUR (€)	Jun. 19, 2009 EUR (€)	Mar. 20, 2008 EUR (€)	Feb. 26, 2007 EUR (€)
Warrants
Share-based payments
Number of options created (in shares)																					15,738,477
Weighted average exercise price (euros) | €																		€ 1.40	€ 1.41	€ 1.53
Weighted average exercise price
Balance at the beginning of the period, Weighted average exercise price (euros) | €																		1.40	1.41	1.53
Granted, Weighted average exercise price (euros) | €																		0.72	0.97	0.96
Forfeited, Weighted average exercise price (euros) | €																		0.81	0.83	1.00
Exercised, Weighted average exercise price (euros) | €																				0.46
Correction, Weighted average exercise price (euros) | €																		2.74
Expired, Weighted average exercise price (euros) | €																		6.54
Balance at the end of the period, Weighted average exercise price (euros) | €																		€ 0.95	€ 1.40	€ 1.41
Number of warrants
Balance at the beginning of the period (in shares)																		8,618,630	8,344,086	6,594,676
Granted (in shares)																		5,345,477	453,961	1,766,218
Forfeited (in shares)																		(335,116)	(179,417)	(7,778)
Exercised (in shares)																				(9,030)	(11,530)
Correction (in shares)																		92,500
Expired (in shares)																		(516,063)
Balance at the end of the period (in shares)																		13,205,428	8,618,630	8,344,086
Warrants expired due to non-grant (in shares) | shares																					646,121
Warrants issued on February 26, 2007
Share-based payments
Number of options created (in shares)																	800,000
Weighted average exercise price (euros) | €																	€ 5.49													€ 5.49
Fair value at grant date (euros) | €																														€ 2.64
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €																	€ 5.49
Number of warrants
Balance at the beginning of the period (in shares)																		509,813	509,813	509,813
Expired (in shares)																		(509,813)
Balance at the end of the period (in shares)																			509,813	509,813
Warrants issued on March 20, 2008
Share-based payments
Number of options created (in shares)																400,000
Weighted average exercise price (euros) | €																€ 4.10													€ 4.10
Fair value at grant date (euros) | €																													€ 2.56
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €																€ 4.10
Number of warrants
Balance at the beginning of the period (in shares)																		286,500	286,500	286,500
Expired (in shares)																		(2,500)
Balance at the end of the period (in shares)																		284,000	286,500	286,500
Warrants issued on June 19, 2009
Share-based payments
Number of options created (in shares)															500,000
Weighted average exercise price (euros) | €															€ 3.98													€ 3.98
Fair value at grant date (euros) | €																												€ 3.53
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €															€ 3.98
Number of warrants
Balance at the beginning of the period (in shares)																		139,800	139,800	139,800
Expired (in shares)																		(3,750)
Balance at the end of the period (in shares)																		136,050	139,800	139,800
Warrants issued on March 12, 2010
Share-based payments
Number of options created (in shares)														500,000
Weighted average exercise price (euros) | €														€ 2.74													€ 2.74
Fair value at grant date (euros) | €																											€ 2.00
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €														€ 2.74
Number of warrants
Balance at the beginning of the period (in shares)																		158,000	158,000	158,000
Correction (in shares)																		92,500
Balance at the end of the period (in shares)																		250,500	158,000	158,000
Warrants issued on July 6, 2012
Share-based payments
Number of options created (in shares)													4,000,000
Weighted average exercise price (euros) | €													€ 1.00													€ 1.00
Fair value at grant date (euros) | €																										€ 0.17
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €													€ 1.00
Number of warrants
Balance at the beginning of the period (in shares)																		3,335,056	3,335,056	3,342,833
Forfeited (in shares)																				(7,778)
Balance at the end of the period (in shares)																		3,335,056	3,335,056	3,335,056
Warrants issued on March 20, 2013
Share-based payments
Number of options created (in shares)												777,000
Warrants issued on March 20, 2013, one
Share-based payments
Number of options created (in shares)												160,000
Weighted average exercise price (euros) | €												€ 1.00													€ 1.00
Fair value at grant date (euros) | €																									0.20
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €												€ 1.00
Number of warrants
Balance at the beginning of the period (in shares)																		140,283	160,000	160,000
Forfeited (in shares)																			(19,717)
Balance at the end of the period (in shares)																		140,283	140,283	160,000
Warrants issued on March 20, 2013, two
Share-based payments
Number of options created (in shares)												273,000
Weighted average exercise price (euros) | €												€ 0.91													0.91
Fair value at grant date (euros) | €																									€ 0.43
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €												€ 0.91
Number of warrants
Balance at the beginning of the period (in shares)																		273,000	273,000	273,000
Balance at the end of the period (in shares)																		273,000	273,000	273,000
Warrants issued on December 16, 2013
Share-based payments
Number of options created (in shares)											1,806,000
Weighted average exercise price (euros) | €											€ 0.47													€ 0.47
Fair value at grant date (euros) | €																								€ 0.35
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €											€ 0.47
Number of warrants
Balance at the beginning of the period (in shares)																		1,698,581	1,715,700	1,724,730
Forfeited (in shares)																			(17,119)
Exercised (in shares)																				(9,030)
Balance at the end of the period (in shares)																		1,698,581	1,698,581	1,715,700
Warrants issued on December 07, 2015
Share-based payments
Number of options created (in shares)										2,250,000
Weighted average exercise price (euros) | €										€ 0.95													€ 0.95
Fair value at grant date (euros) | €																							€ 0.68
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €										€ 0.95
Number of warrants
Balance at the beginning of the period (in shares)																		2,077,598	1,766,218
Granted (in shares)							163,461	193,863	96,637	2,220,179									453,961	1,766,218
Forfeited (in shares)																		(55,116)	(142,581)
Balance at the end of the period (in shares)																		2,022,482	2,077,598	1,766,218
Warrants expired due to non-grant (in shares) | shares										29,821
Warrants issued on December 07, 2015 | Employees
Number of warrants
Exercise price (euros) | €							€ 0.97		€ 0.95	€ 0.95
Number of calendar days to calculate average price | D							30		30	30
Warrants issued on December 07, 2015 | CEO
Number of warrants
Exercise price (euros) | €										€ 0.97
Number of calendar days to calculate average price | D										30
Warrants issued on December 07, 2015 | Independent directors
Number of warrants
Exercise price (euros) | €								€ 0.97
Number of calendar days to calculate average price | D								30
Warrants issued on February 02, 2017
Share-based payments
Number of options created (in shares)						5,505,477
Weighted average exercise price (euros) | €						€ 0.73																€ 0.73
Fair value at grant date (euros) | €																						€ 0.49
Weighted average exercise price
Balance at the end of the period, Weighted average exercise price (euros) | €						€ 0.73
Number of warrants
Granted (in shares)																		5,345,477
Forfeited (in shares)																		(280,000)
Balance at the end of the period (in shares)																		5,065,477
Warrants issued on February 20, 2017
Share-based payments
Number of options created (in shares)					5,505,477
Number of warrants
Granted (in shares)	95,000	150,000	250,000	48,000	4,802,477
Warrants expired due to non-grant (in shares) | shares					160,000
Warrants issued on February 20, 2017 | Employees
Number of warrants
Exercise price (euros) | €	€ 0.95	€ 0.94	€ 0.91		€ 0.70
Number of calendar days to calculate average price | D	30	30	30		30
Warrants issued on February 20, 2017 | CEO
Number of warrants
Exercise price (euros) | €					€ 0.71
Number of calendar days to calculate average price | D					30
Warrants issued on February 20, 2017 | Independent directors
Number of warrants
Exercise price (euros) | €				€ 0.76
Number of calendar days to calculate average price | D				30